Deferred Revenue Additional (Details) oz in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Current portion of deferred revenue		$ 31,712	$ 17,159
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received			3,544
Current portion of deferred revenue			$ 17,159
Copper
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Current portion of deferred revenue		17,000
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be received (in ounce) | oz	49
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	20.00%
Royal Gold | Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	40.00%
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	25.00%
Royal Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	10.00%
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received	$ 100,000	3,249
Current portion of deferred revenue		$ 14,758
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be delivered (in ounce) | oz	93